Acquired Intangibles and Goodwill Acquired Intangibles Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of acquired intangible assets	$ 17	$ 13	$ 12
Intangible Assets, Future Amortization Expense
2015	42
2016	42
2017	42
2018	42
2019	$ 42